Provision for Loan Losses (Details Textual) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Provision for loan losses (Textual)
Specific reserve	$ 26,001,382	$ 5,020,771	$ 807,647
Specific reserves rate, description	Charged as specific reserve with specific provision rates ranged from 10%-100% and 1.5%-100%, respectively.	Charged as specific reserve with specific provision rates ranged from 1.5%-100% and 25%-75%, respectively.
Percentage valuation assessment
Valuation assets description	The assets values were generally 50% to 60% of the fair value of collateral and pledged assets. The valuation will be updated for the loan period over one year in case of renewals and repeat customers. However, China Lending Group's average loan term is less than 9 months, the value of the collateral and pledged assets, and guarantee backing the loans will be reviewed and monitored on a monthly basis through site visits.	The assets values were generally 50% to 60% of the fair value of collateral and pledged assets. The valuation will be updated for the loan period over one year in case of renewals and repeat customers. However, China Lending Group's average loan term is less than 7 months, the value of the collateral and pledged assets, and guarantee backing the loans will be reviewed and monitored on a monthly basis through site visits.
Collateral [Member]
Provision for loan losses (Textual)
Percentage of collateral backed loans	4.60%	3.40%	16.30%
Percentage valuation assessment
Pledged Asset [Member]
Provision for loan losses (Textual)
Percentage of pledged asset backed loans	51.30%	41.90%	50.30%
Percentage valuation assessment			11.28%
Guaranteed Backed [Member]
Provision for loan losses (Textual)
Percentage of gurantee backed loans	44.10%	54.70%	33.40%